The Managers Funds

                    SEMI-ANNUAL REPORT
                       May 31, 2002

                      Money Market Fund


                     WE PICK THE TALENT.
                    YOU REAP THE RESULTS.

                 MANAGERS MONEY MARKET FUND

                    Semi-Annual Report
                      May 31, 2002
                       (unaudited)


                   TABLE OF CONTENTS

                                                Page
                                                -----
LETTER TO SHAREHOLDERS                           1

MANAGERS PERFORMANCE                             2
  Complete performance table for all of
    The Managers Funds and Managers AMG
    Funds as of June 30, 2002

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities            4
    Fund's balance sheet
  Statement of Operations                        4
    Detail of sources of income and Fund
      expenses during the six months
      ended May 31, 2002

Statement of Changes in Net Assets               5
  Detail of changes in Fund assets and
    distributions to shareholders during
    the past two periods

FINANCIAL HIGHLIGHTS                             6
  Historical distributions, total returns,
    expense ratios and net assets

NOTES TO FINANCIAL STATEMENTS                    7
  Accounting and distribution policies,
    details of agreements and transactions
    with Fund management and affiliates


LETTER TO SHAREHOLDERS
---------------------------------------------------------
Dear Fellow Shareholder:

  Financial markets worsened during the past few months as a result of many well-documented factors such as continued threats of terrorist attacks in the U.S., an escalation of terrorist and military activity in the Middle East, disappointing corporate results, and, most notably, a plunge in investors' confidence as to the quality of corporate financial disclosure. The sad truth is that all of these factors are real and the financial markets' reaction to them is justified. In short, stock prices around the world continued to fall, the U.S. Dollar began to weaken versus other major foreign currencies, and investors continued to move assets, on the margin, to high quality fixed-income securities. Thus, interest rates have continued to move lower and the yield curve has remained relatively steep. That is, long-term securities currently yield significantly more than do short-term securities.

  Although the yield for Managers Money Market Fund moved lower during the six months ended May 31, 2002 (the reporting period), the Fund has per-formed well relative to its peer group. For the six-month reporting period, Managers Money Market Fund provided a return of 0.75%. For the same period, the MFR All Taxable Money Fund Average return was 0.72%. These returns reflect the extremely low yields currently available for high quality, ultra short-term debt securities. As of June 30, 2002, the 30-day average annualized yield for the Fund was 1.37%. Aside from the lower yields, the portfolio's structure and positioning has remained relatively stable throughout the reporting period. The portfolio remains invested only in securities with the highest credit quality ratings, and is well diversified by industry and country, with significant holdings of commercial paper, corporate notes & bonds, and certificates of deposit.

  Included in this report is a table with the performance of the Fund over various trailing time periods along with performance of all of the Funds within The Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website and should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.


Peter M. Lebovitz                  Thomas G. Hoffman
President                          Director of Research
The Managers Funds                 The Managers Funds LLC

                          1
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THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (UNAUDITED)
All periods ended June 30, 2002
--------------------------------------------------------------

                        --------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS(1)
                        --------------------------------------------------------------------------
                        Year to    1          3        5          10         Since      Inception
                         Date     Year      Years     Years      Years       Inception  Date
                        --------  --------  ------    -------    -------     ---------  ----------
THE MANAGERS FUNDS:
EQUITY FUNDS:
--------------
Value                    (10.88)%  (13.44)%  (1.90)%    5.31%      11.05%      12.33%     Oct. '84
Capital Appreciation     (18.85)%  (24.85)% (11.58)%    8.17%      11.64%      13.20%     Jun. '84
Small Company(2)         (10.66)%  (16.69)%      -         -           -      (14.42)%    Jun. '00
Special Equity            (9.35)%  (17.11)%    3.82%    7.26%      13.58%      13.94%     Jun. '84
International Equity      (0.69)%  (11.27)%  (6.32)%   (0.35)%      7.34%      10.00%     Dec. '85
Emerging Markets
  Equity(2)                0.52%    (1.48)%   0.53%        -           -        1.72%     Feb. '98
U. S. Stock Market
  Plus(2)                (12.41)%  (17.48)%  (9.74)%    2.65%      11.57%      11.57%     Jun. '92

INCOME FUNDS:
-------------
Money Market(2)            0.71%     2.10%    4.42%     4.70%       4.40%       5.60%     Jun. '84
Bond(2)                    4.41%     8.71%    7.51%     7.34%       8.24%      10.11%     Jun. '84
Global Bond                8.07%    10.75%    0.50%     2.20%          -        3.63%     Mar. '94
Intermediate Duration
  Government(2)            4.78%     9.47%    7.91%     7.08%       7.45%       7.77%     Mar. '92
Intermediate Bond         (0.26)%    2.15%    4.91%     4.90%       5.11%       7.42%     Jun. '84
Short Duration
  Government(2)            2.54%     5.79%    5.82%     5.37%       5.40%       5.47%     Mar. '92
--------------------------------------------------------------------------------------------------

MANAGERS AMG FUNDS:
-------------------------
Essex Aggressive Growth
  Institutional Class         -         -        -         -           -       (6.62)%    Mar. '02
Essex Aggressive Growth
  Investor Class(2)      (19.04)%  (30.52)%      -         -           -       (9.17)%    Nov. '99
Frontier Growth(2,3)     (14.89)%  (22.09)%  (7.12)%    4.82%       9.60%      13.08%     Mar. '88
Frontier Small Company
  Value(2)                 2.92%     6.17%       -         -           -       13.56%     Feb. '01
Rorer Large-Cap(2)        (8.11)%       -        -         -           -       (8.20)%    Dec. '01
Rorer Mid-Cap(2)          (0.79)%       -        -         -           -        1.10%     Dec. '01
Systematic Value(2)           -         -        -         -           -       (7.20)%    Apr. '02
Burridge Small Cap
  Growth(2,4)             (6.49)%   (2.60)%      -         -           -        9.51%     Sep. '00
--------------------------------------------------------------------------------------------------

First Quadrant Tax-Managed Equity(2,5)
  Before Taxes            (8.58)%  (12.42)%      -         -           -       (8.41)%    Dec. '00
  After Taxes on
    Distributions         (8.58)%  (12.42)%      -         -           -       (8.40)%
  After Taxes on
    Distributions and Sale
    of Fund Shares        (5.27)%   (7.63)%      -         -           -       (6.69)%
--------------------------------------------------------------------------------------------------
See the Notes to the Performance Table on the following page.

THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (continued)
Notes to the Performance Table
--------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE MORE OR LESS THAN THE ORIGINAL COST. AN INVESTMENT IN MANAGERS MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE,
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. ADDITIONAL RISKS ARE ASSOCIATED WITH INVESTING IN INTERNATIONAL AND EMERGING MARKETS, AND SUCH SECURITIES MAY
BE CONSIDERED SPECULATIVE. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN SMALL-CAP COMPANIES, SUCH AS INCREASED VOLATILITY. FOR MORE INFORMATION REGARDING THE MANAGERS
FUNDS AND MANAGERS AMG FUNDS, INCLUDING FEES, EXPENSES AND RISKS, PLEASE CALL (800) 835-3879 OR VISIT OUR WEBSITE AT
WWW. MANAGERSFUNDS. COM FOR A PROSPECTUS. PL EASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES IN THE FUNDS. DISTRIBUTED BY MANAGERS DISTRIBUTORS, INC. A NASD MEMBER.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect off set s of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

(3) The "Since Inception" return, and returns for all periods beginning prior to 10/1/00, for the Frontier
Growth Fund reflect performance linked with the Frontier
Growth predecessor fund which began operations on March 7, 1988. Only quarterly ret urns are available prior to 10/1/00 and thus not all returns are available for "intra-quarter" periods. The predecessor fund's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used.

(4) The "Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small
Cap Growth Fund reflect performance linked with a "Predecessor Account " which began operations on September
27, 2000. The Predecessor Account' s objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(5) After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                               3
MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
May 31, 2002
-----------------------------------------------------------------

ASSETS:
  Investment in JPMorgan Prime Money Market Fund
    Institutional Class Shares                        $38,866,066
  Receivable for Fund shares sold                       1,201,764
  Interest receivable                                      56,476
  Prepaid expenses                                         12,814
                                                      -----------
    Total assets                                       40,137,120
                                                      -----------
LIABILITIES:
  Payable for Fund shares repurchased                   1,196,505
  Administration fee payable                                4,745
  Other accrued expenses                                   20,055
                                                      -----------
    Total liabilities                                   1,221,305
                                                      -----------
NET ASSETS                                            $38,915,815
                                                      ===========
  Shares outstanding                                   38,915,815
                                                      ===========
  Net asset value, offering and redemption
    price per share                                         $1.00
                                                           ======
NET ASSETS REPRESENT:
  Paid-in capital                                     $38,915,815
                                                      ===========

-----------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
For the six months ended May 31, 2002
-----------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                          $399,665

EXPENSES:
  Administration fees                      $ 31,938
  Transfer agent fees                        37,966
  Professional fees                           8,830
  Registration fees                           9,250
  Accounting fees                             3,000
  Trustees' fees and expenses                 1,940
  Miscellaneous expenses                      5,527
                                           ---------
    Total expenses before offsets            98,451
                                           ---------
Less: Expense reductions                    (15,369)
                                           ---------
Total expenses                                             83,082
                                                         --------
NET INVESTMENT INCOME                                    $316,583
                                                         ========

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended May 31, 2002 and for the fiscal
  year ended November 30, 2001
------------------------------------------------------------------------

                                            2002 *             2001
                                       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                    $  316,583         $ 2,497,684
                                       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                 (316,583)         (2,497,684)
                                       -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS
  (at a constant $1.00 per share):
Proceeds from sale of shares            330,608,403         634,306,372
Reinvestment of dividends                   282,523           2,383,391
Cost of shares repurchased             (327,687,054)       (667,570,973)
                                       -------------       -------------
Net increase (decrease) from capital
  share transactions                      3,203,872         (30,881,210)
                                       -------------       -------------
Total increase (decrease) in net assets   3,203,872         (30,881,210)

NET ASSETS:

Beginning of period                      35,711,943          66,593,153
                                       -------------       -------------
End of period                          $ 38,915,815        $ 35,711,943
                                       =============       =============
* Unaudited

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------
MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
-----------------------------------------------------------------------------------------------
                                      For the six         Fiscal year ended November 30,
                                      months ended   ------------------------------------------
                                      May 31, 2002*   2001     2000     1999     1998     1997
                                      ------------   ------   ------   ------   ------   ------
Net Asset Value,
  Beginning of Period                  $ 1.000      $ 1.000  $ 1.000  $ 1.000 $ $1.000   $1.000

Income from Investment
  Operations:
  Net investment income                  0.007        0.042    0.059    0.047    0.052    0.052
Less Distributions to
  Shareholders from:
  Net investment income                 (0.007)      (0.042)  (0.059)  (0.047)  (0.052)  (0.052)

Net Asset Value,
End of Period                          $ 1.000      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                       ========     ======== ======== ======== ======== ========

------------------------------------------------------------------------------------------------
Total Return                              0.75%(a)    4.27%    6.05%   4.84%(b)  5.30%    5.35%
================================================================================================
Ratio of net expenses to average
  net assets (c)                          0.39%(d)    0.44%    0.49%   0.48%     0.50%    0.40%

Ratio of net investment income to
  average net assets                      1.49%(d)    4.18%    5.89%   4.74%     5.17%    5.22%

Net assets at end of
  period(000's omitted)                  $38,916    $35,712  $66,593 $53,627   $45,282  $36,544
================================================================================================
Expense Waivers/Offsets (e)
---------------------------
Ratio of total expenses to average
  net assets                              0.46%(d)    0.44%    0.51%   0.63%     0.70%    0.74%

Ratio of net investment
  income to average net assets            1.41%(d)    4.18%    5.87%   4.59%     4.97%    4.88%
================================================================================================
* Unaudited

(a) Not annualized.
(b) Total returns and net investment income would have been lower had certain expenses not been reduced.
(c) Prior to September 4, 2001 the Fund invested all of its investable assets under a
    "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.
(d) Annualized.
(e) Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense off sets.  (See Notes to Financial Statements).

-----------------------------------------------------------
MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)
-----------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The
Managers Funds (the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended. Currently, the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money
Market Fund (the "JPM Fund"), a separate registered investment company with substantially the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the JPM
Fund.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund's underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) SECURITY TRANSACTIONS
Dividends declared by the JPM Fund accrue daily.

(c) INVESTMENT INCOME AND EXPENSES
As a shareholder of the JPM Fund, the Fund will receive its proportionate share of the dividends paid by such class, which takes into consideration the Fund's proportionate share of net investment income and expenses of such class.
Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an "omnibus account" arrangement with J.P.
Morgan Fleming Asset Management (USA) Inc., the shareholder servicing agent of the JPM Fund, whereby the Fund is credited with a factor of 0.05% of the average assets invested in the JPM Fund. This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund. From November 2001 (the start of this arrangement) to May 31, 2002, the transfer agent expense was reduced under this arrangement by $15,369.

(d) DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2002, one unaffiliated shareholder held 13% of the outstanding shares of the Fund.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust entered into an Administrative and Shareholder
Servicing Agreement under which The Managers Funds LLC (the
"Administrator"), a subsidiary of Affiliated Managers
Group, Inc. ("AMG"), serves as the Fund's administrator and is responsible for certain aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Trust is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain
Trustees and Officers of the Fund are Officers and/or
Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The
Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

                            MANAGERS
                            --------
ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

DISTRIBUTOR
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
The Bank of New York
101 Barclay Street
New York, NY 10286

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

FOR MANAGERSCHOICE ONLY
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis


THE MANAGERS FUNDS                            MANAGERS AMG FUNDS
Equity Funds:                                 Equity Funds:
----------------------------                  ------------------------
VALUE FUND                                    ESSEX AGGRESSIVE GROWTH FUND
  Armstrong Shaw Associates Inc.                Essex Investment
  Osprey Partners Investment Mgmt., LLC         Management Company, LLC

CAPITAL APPRECIATION FUND                     FRONTIER GROWTH FUND
Essex Investment Management Co., LLC          FRONTIER SMALL COMPANY VALUE FUND
  Holt-Smith & Yates Advisors, Inc.             Frontier Capital Management Co., LLC

SMALL COMPANY FUND                            FIRST QUADRANT TAX-MANAGED
  Kalmar Investment Advisers, Inc.              EQUITY FUND
                                                First Quadrant, L.P.
SPECIAL EQUITY FUND                           RORER LARGE-CAP FUND
  Goldman Sachs Asset Management                RORER MID-CAP FUND
  Pilgrim Baxter & Associates, Ltd.               Rorer Asset Management, LLC
  Westport Asset Management, Inc.
  Kern Capital Management LLC                 SYSTEMATIC VALUE FUND
  Skyline Asset Management, L.P.                Systematic Investment Management, LLP

INTERNATIONAL EQUITY FUND                     BURRIDGE SMALL CAP GROWTH FUND
  Deutsche Asset Management                     The Burridge Group LLC
  Bernstein Investment Research & Mgmt.
  Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited

U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.

INCOME FUNDS:
-------------
BOND FUND
  Loomis, Sayles & Co. L.P.

GLOBAL BOND FUND
  Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

INTERMEDIATE BOND FUND
  Metropolitan West Asset Mgmt., LLC

SHORT DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

MONEY MARKET FUND
  J.P. Morgan Fleming Asset Management (USA), Inc.


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling
1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

                   www.managersfunds.com
                    www.managersamg.com